DERIVATIVES - Derivative Notionals (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Rule Changes Adopted by Clearing Organizations
Derivatives
Reduction in derivative assets	$ 340,000	$ 280,000
Reduction in derivative liabilities	340,000	280,000
Hedging instruments under ASC 815
Derivatives
Derivative notionals	367,355	438,164
Hedging instruments under ASC 815 | Interest rate contracts
Derivatives
Derivative notionals	267,035	334,351
Hedging instruments under ASC 815 | Interest rate swaps
Derivatives
Derivative notionals	267,035	334,351
Hedging instruments under ASC 815 | Interest rate futures and forwards
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Interest rate contract options | Written or Protection Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Interest rate contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Foreign exchange contracts
Derivatives
Derivative notionals	98,224	102,889
Hedging instruments under ASC 815 | Foreign exchange swaps
Derivatives
Derivative notionals	47,298	65,709
Hedging instruments under ASC 815 | Foreign exchange futures, forwards and spot
Derivatives
Derivative notionals	50,926	37,080
Hedging instruments under ASC 815 | Foreign exchange contract options | Written or Protection Sold
Derivatives
Derivative notionals	0	47
Hedging instruments under ASC 815 | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	0	53
Hedging instruments under ASC 815 | Equity contracts
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Equity swaps
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Equity futures and forwards
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Equity contract options | Written or Protection Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Equity contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Commodity and other contracts
Derivatives
Derivative notionals	2,096	924
Hedging instruments under ASC 815 | Commodity and other swaps
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Commodity and other futures and forwards
Derivatives
Derivative notionals	2,096	924
Hedging instruments under ASC 815 | Commodity and other contract options | Written or Protection Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Credit derivatives
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Credit derivatives | Written or Protection Sold
Derivatives
Derivative notionals	0	0
Hedging instruments under ASC 815 | Credit derivatives | Purchased
Derivatives
Derivative notionals	0	0
Other derivative instruments, Trading derivatives
Derivatives
Derivative notionals	41,989,120	39,808,290
Other derivative instruments, Trading derivatives | Interest rate contracts
Derivatives
Derivative notionals	27,270,067	24,858,399
Other derivative instruments, Trading derivatives | Interest rate swaps
Derivatives
Derivative notionals	21,873,538	17,724,147
Other derivative instruments, Trading derivatives | Interest rate futures and forwards
Derivatives
Derivative notionals	2,383,702	4,142,514
Other derivative instruments, Trading derivatives | Interest rate contract options | Written or Protection Sold
Derivatives
Derivative notionals	1,584,451	1,573,483
Other derivative instruments, Trading derivatives | Interest rate contract options | Purchased
Derivatives
Derivative notionals	1,428,376	1,418,255
Other derivative instruments, Trading derivatives | Foreign exchange contracts
Derivatives
Derivative notionals	11,921,335	12,320,659
Other derivative instruments, Trading derivatives | Foreign exchange swaps
Derivatives
Derivative notionals	6,288,193	6,567,304
Other derivative instruments, Trading derivatives | Foreign exchange futures, forwards and spot
Derivatives
Derivative notionals	4,316,242	3,945,391
Other derivative instruments, Trading derivatives | Foreign exchange contract options | Written or Protection Sold
Derivatives
Derivative notionals	664,942	907,338
Other derivative instruments, Trading derivatives | Foreign exchange contract options | Purchased
Derivatives
Derivative notionals	651,958	900,626
Other derivative instruments, Trading derivatives | Equity contracts
Derivatives
Derivative notionals	1,230,987	1,110,328
Other derivative instruments, Trading derivatives | Equity swaps
Derivatives
Derivative notionals	269,062	274,098
Other derivative instruments, Trading derivatives | Equity futures and forwards
Derivatives
Derivative notionals	71,363	67,025
Other derivative instruments, Trading derivatives | Equity contract options | Written or Protection Sold
Derivatives
Derivative notionals	492,433	441,003
Other derivative instruments, Trading derivatives | Equity contract options | Purchased
Derivatives
Derivative notionals	398,129	328,202
Other derivative instruments, Trading derivatives | Commodity and other contracts
Derivatives
Derivative notionals	348,249	362,527
Other derivative instruments, Trading derivatives | Commodity and other swaps
Derivatives
Derivative notionals	91,962	80,127
Other derivative instruments, Trading derivatives | Commodity and other futures and forwards
Derivatives
Derivative notionals	157,195	143,175
Other derivative instruments, Trading derivatives | Commodity and other contract options | Written or Protection Sold
Derivatives
Derivative notionals	51,224	71,376
Other derivative instruments, Trading derivatives | Commodity and other contract options | Purchased
Derivatives
Derivative notionals	47,868	67,849
Other derivative instruments, Trading derivatives | Credit derivatives
Derivatives
Derivative notionals	1,218,482	1,156,377
Other derivative instruments, Trading derivatives | Credit derivatives | Written or Protection Sold
Derivatives
Derivative notionals	572,486	543,607
Other derivative instruments, Trading derivatives | Credit derivatives | Purchased
Derivatives
Derivative notionals	$ 645,996	$ 612,770